Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Entity Information [Line Items]
Subsequent Events

19.          Subsequent Events

On August 1, 2019, London Stock Exchange Group plc announced that it has agreed definitive terms with a consortium including certain investment funds affiliated with Blackstone as well as Thomson Reuters to acquire Refinitiv in an all share transaction for a total enterprise value of approximately $27 billion. The transaction is subject to customary regulatory and shareholder approvals, and is expected to close during the second half of 2020. Refinitiv currently holds a 54% economic interest in the Company.

On August 7, 2019, the board of directors of Tradeweb Markets Inc. declared a cash dividend of $0.08 per share of Class A common stock and Class B common stock for the third quarter of 2019. This dividend will be payable on September 16, 2019 to stockholders of record as of September 3, 2019.

On August 6, 2019, Tradeweb Markets Inc., as the sole manager, approved a distribution by TWM LLC to its equityholders, including Tradeweb Markets Inc., in an aggregate amount of $33.0 million payable on September 13, 2019.

Tradeweb Markets LLC
Entity Information [Line Items]
Subsequent Events

22.         Subsequent Events

The Company is in the process of preparing for an IPO. The Company's expectation is that the IPO will occur during the first half of 2019, though no assurances can be made. On March 21, 2019, the Board of Directors approved that the Company will effect a series of reorganization transactions, including a recapitalization of the Company’s issued and vested shares, immediately prior to the consummation of the IPO. In addition, the Company expects to enter into a $500 million revolving credit facility upon the closing of the IPO. On March 22, 2019, the Company paid a $20.0 million distribution to the current owners of the Company.

There were no other subsequent events requiring adjustment to the financial statements or disclosure, except as disclosed in note 1, through March 25, 2019, the date that the Company’s financial statements were issued.